Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Accrued Expenses [Abstract]
Schedule of Accrued Expenses
	December 31,	December 31,
	2023	2022
Accrued research and development costs including milestone payments	87,522	741,291
Professional fees	17,412	326,365
Accrued vacation & overtime	52,368	46,868
Employee benefits incl. share based payments	190,610	362,497
Accrued interest	-	457,812
Other	929	42,781
Total accrued expenses	348,841	1,977,614